Lease (Details)	12 Months Ended
Dec. 31, 2025
Lease [Line Items]
Operating lease	Operating leases right-of-use assets, net
Minimum [Member]
Lease [Line Items]
Real estate leases	2 years
Maximum [Member]
Lease [Line Items]
Real estate leases	20 years